OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
NOTE 10: -	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2025	2024

Accrued expenses	$8,949	$6,230
Onerous contract liability	-	276
Government authorities	2,606	2,032
Foreign currency derivative contracts	-	224
Holdback and contingent earnout	263	300
Provision for returns	9	33
Others	92	105

	$11,919	$9,200